UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/19

FORM N-CSR

Item 1.          Reports to Stockholders.

General Government Securities Money Market Fund

SEMIANNUAL REPORT

May 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Government Securities Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for, General Government Securities Money Market Fund, covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases, and this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied. Bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 17, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, General Government Securities Money Market Fund’s Class A shares produced an annualized yield of 1.65%, Class B shares yielded 1.41%, and Dreyfus Class shares yielded 1.89%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced annualized effective yields of 1.66%, 1.42%, and 1.90%, respectively.1

Yields of money market instruments climbed over the reporting period in response to one increase in short-term interest rates from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets in government securities and repurchase agreements collateralized solely by government securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash and/or repurchase agreements collateralized by cash). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

Fed Puts Rate Hikes on Pause; Economic Growth Remains Steady

The reporting period began amid investor concerns about wavering economic growth and the possibility that the Fed would be too aggressive in raising short-term interest rates. A shift in the Fed’s stance early in the reporting period, however, eased investor worries and provided a boost to capital markets.

The Fed last raised short-term interest rates in December 2018, prior to shifting to its more accommodative stance. That rate hike brought the federal funds target range to 2.25%-2.50%. Unemployment ticked up to 3.9% in December 2018, while job creation remained strong, with new positions numbering 227,000. Gross domestic product (GDP) data released during the month showed that third-quarter economic growth amounted to 3.4%.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In January 2019, the unemployment rate rose to 4.0%, and the economy generated 312,000 new jobs, while the core personal consumption expenditures (PCE) index fell to 1.8% from 2.0% in December 2018. In addition, the Fed indicated that it would pause its interest-rate-hike plans, making future hikes more data-dependent.

In February 2019, unemployment fell to 3.8%, and job creation fell to just 56,000. The unemployment rate remained unchanged in March 2019, while new jobs rebounded to 153,000, and the PCE index fell further to 1.5%. GDP for the fourth quarter of 2018 came in at 2.2%, according to the third estimate, while GDP for the year rose 2.9%. April 2019 experienced a further drop in unemployment to 3.6%, while job creation improved to 216,000. The second estimate for first-quarter 2019 GDP showed that the economy grew at a rate of 3.1%. In May 2019, the unemployment rate held steady at 3.6%, but job creation slumped to just an estimated 72,000.

Fed Backs Off Hawkish Stance

The Fed shifted its policy stance during the reporting period, implementing one rate hike in December 2018 to bring the overnight federal funds rate to between 2.25% and 2.50%. But Fed officials also indicated that further increases would be “data-dependent.” Although the Fed also continued to tighten monetary conditions by further reducing its balance sheet through the sale of U.S. government securities, it also indicated that this program would end in September 2019.

In this interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is in line with industry averages. As always, we have retained our longstanding focus on quality and liquidity.

June 17, 2019

1 Annualized, effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, Class B yields would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from December 1, 2018 to May 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2019
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$4.26	$5.15	$2.76
Ending value (after expenses)	$1,008.20	$1,007.10	$1,009.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2019
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$$4.28	$5.19	$2.77
Ending value (after expenses)	$$1,020.69	$1,019.80	$1,022.19

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.03% for Class B and for .55% Dreyfus Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2019 (Unaudited)

U.S. Treasury Notes - 7.3%	Annualized Yield (%)	Principal Amount($)		Value($)
7/31/19	0.88	100,000,000		99,732,592
10/31/19	1.50	30,000,000		29,873,110
Total U.S. Treasury Notes (cost $129,605,702)				129,605,702
U.S. Government Agencies - 29.4%
Federal Home Loan Bank:
6/7/19	2.45	100,000,000	[a]	99,959,667
8/30/19	2.50	14,493,000	[a]	14,404,049
6/4/19, 1 Month LIBOR -.10%	2.37	30,000,000	[b]	30,000,000
8/12/19, 3 Month LIBOR -.12%	2.44	125,000,000	[b]	125,000,000
6/22/19, 3 Month LIBOR -.21%	2.40	25,000,000	[b]	25,000,000
6/25/19, 3 Month LIBOR -.21%	2.39	50,000,000	[b]	50,000,000
7/13/19, 3 Month LIBOR -.21%	2.39	50,000,000	[b]	50,000,000
Federal Farm Credit Bank:
6/6/19, 1 Month LIBOR -.09%	2.38	100,000,000	[b]	99,980,275
6/3/19, SOFR +.12%	2.52	32,000,000	[b]	32,002,652
Total U.S. Government Agencies (cost $526,346,643)				526,346,643
U.S. Treasury Floating Rate Notes - 5.2%
6/4/19, 3 Month U.S. T-BILL +.05%	2.37	68,000,000	[b]	67,997,854
6/4/19, 3 Month U.S. T-BILL +.14%	2.49	25,000,000	[b]	24,998,828
Total U.S. Treasury Floating Rate Notes (cost $92,996,682)				92,996,682
Repurchase Agreements - 58.0%
ABN AMRO Bank , Tri-Party Agreement thru BNY Mellon, dated 5/31/19, due 6/3/19 in the amount of $25,005,208 (fully collateralized by $24,779,008 U.S. Treasuries (including strips), 1.63%-3.38%, due 9/30/20-8/15/44, value $25,500,004)	2.50	25,000,000		25,000,000
Barclays Bank PLC , Tri-Party Agreement thru BNY Mellon, dated 5/31/19, due 6/3/19 in the amount of $50,010,333 (fully collateralized by $45,034,800 U.S. Treasuries (including strips), 0.13%-2%, due 7/15/19-1/15/26, value $51,000,071)	2.48	50,000,000		50,000,000

6

Repurchase Agreements - 58.0% (continued)	Annualized Yield (%)	Principal Amount($)		Value($)
BNP Paribas , Tri-Party Agreement thru BNY Mellon, dated 5/31/19, due 6/3/19 in the amount of $300,062,000 (fully collateralized by $328,969,052 U.S. Treasuries (including strips), 0%-3.38%, due 11/15/19-2/15/48, value $306,000,000)	2.48	300,000,000		300,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 5/31/19, due 6/3/19 in the amount of $192,039,680 (fully collateralized by $188,405,141 U.S. Treasuries (including strips), 0%-8.13%, due 6/13/19-5/15/48, value $195,840,002)	2.48	192,000,000		192,000,000
Fixed Income Clearing Corp. - SSB , Tri-Party Agreement thru State Street, dated 5/31/19, due 6/3/19 in the amount of $395,081,633 (fully collateralized by $401,335,000 U.S. Treasuries, 2.13%, due 5/15/22, value $402,903,417)	2.48	395,000,000		395,000,000
Merrill Lynch Pierce Fenner & Smith Co. Inc , Tri-Party Agreement thru BNY Mellon, dated 4/12/18, due 9/3/19 in the amount of $75,005,021 (fully collateralized by $127,272,026 Agency Collateralized Mortgage Obligations, Interest Only, due 9/25/42-8/20/48, value $81,000,000) U.S. Overnight Bank Funding Rate +.04%	2.41	75,000,000	[c]	75,000,000
Total Repurchase Agreements (cost $1,037,000,000)				1,037,000,000
Total Investments (cost $1,785,949,027)		99.9%		1,785,949,027
Cash and Receivables (Net)		.1%		2,660,510
Net Assets		100.0%		1,788,609,537

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of May 31, 2019 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At May 31, 2019, these securities amounted to $75,000,000 or 4.19% of net assets.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	58.0
U.S. Government Securities	41.9
99.9

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $1,037,000,000) —Note 1(b)	1,785,949,027	1,785,949,027
Cash		2,224,602
Interest receivable		1,710,414
Receivable for shares of Common Stock subscribed		151,695
Prepaid expenses		104,166
		1,790,139,904
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		1,460,524
Directors fees and expenses payable		9,243
Payable for shares of Common Stock redeemed		936
Accrued expenses		59,664
		1,530,367
Net Assets ($)		1,788,609,537
Composition of Net Assets ($):
Paid-in capital		1,788,605,112
Total distributable earnings (loss)		4,425
Net Assets ($)		1,788,609,537

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	6,841,133	1,581,040,138	200,728,266
Shares Outstanding	6,841,629	1,581,080,552	200,727,950
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	23,274,372
Expenses:
Management fee—Note 2(a)	4,760,705
Shareholder servicing costs—Note 1 and Note 2(c)	2,557,418
Distribution, service and prospectus fees—Note 2(b)	1,710,034
Registration fees	266,313
Directors’ fees and expenses—Note 2(d)	57,191
Professional fees	36,417
Prospectus and shareholders’ reports	30,098
Custodian fees—Note 2(c)	23,598
Miscellaneous	24,499
Total Expenses	9,466,273
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(147,044)
Less—reduction in fees due to earnings credits—Note 2(c)	(1,837)
Net Expenses	9,317,392
Investment Income—Net, representing net increase in net assets resulting from operations	13,956,980

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations ($):
Investment income—net	13,956,980	13,782,042
Net realized gain (loss) on investments	-	5,308
Net Increase (Decrease) in Net Assets Resulting from Operations	13,956,980	13,787,350
Distributions ($):
Distributions to shareholders:
Class A	(63,550)	(65,693)
Class B	(11,987,607)	(12,143,637)
Dreyfus Class	(1,905,823)	(1,572,712)
Total Distributions	(13,956,980)	(13,782,042)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	2,882,683	4,851,594
Class B	1,947,229,829	4,630,863,785
Dreyfus Class	271,660,131	1,014,238,760
Distributions reinvested:
Class A	62,665	64,274
Class B	11,623,408	11,892,731
Dreyfus Class	1,892,645	1,553,146
Cost of shares redeemed:
Class A	(3,756,239)	(5,357,010)
Class B	(2,070,170,742)	(4,757,619,835)
Dreyfus Class	(277,955,635)	(928,156,473)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(116,531,255)	(27,669,028)
Total Increase (Decrease) in Net Assets	(116,531,255)	(27,663,720)
Net Assets ($):
Beginning of Period	1,905,140,792	1,932,804,512
End of Period	1,788,609,537	1,905,140,792

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2019	Year Ended November 30,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.010	.001	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.008)	(.010)	(.001)	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.82[b]	.96	.13	.01	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85[d]	1.01	.84	.75	.82	.82
Ratio of net expenses to average net assets	.85[d]	1.01	.64	.40	.12	.07
Ratio of net investment income to average net assets	1.65[d]	.94	.03	.01	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	6,841	7,652	8,092	107,596	41,256	36,702

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

12

Six Months Ended
May 31, 2019		Year Ended November 30,
Class B Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	100	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.007	.007	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.007)	(.007)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.71[b]	.75	.04	.01	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[d]	1.06	1.06	1.03	1.03	1.04
Ratio of net expenses to average net assets	1.03[d]	1.03	.81	.37	.12	.07
Ratio of net investment income to average net assets	1.41[d]	.73	.03	.01	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	1,581,040	1,692,358	1,807,215	2,570,107	1,232,194	1,084,674

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2019	Year Ended November 30,
Dreyfus Class	(Unaudited)	2018	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.012	.003	.000[b]	-
Distributions:
Dividends from investment income—net	(.009)	(.012)	(.003)	(.000)[b]	-
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.95[c]	1.21	.31	.01	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[d]	.58	.59	.60	.55[d]
Ratio of net expenses to average net assets	.55[d]	.58	.59	.42	.15[d]
Ratio of net investment income to average net assets	1.89[d]	1.24	.45	.01	-
Net Assets, end of period ($ x 1,000)	200,728	205,131	117,497	9,292	1,040

a From September 1, 2015 (commencement of initial offering) to November 30, 2015.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 19 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (5 billion shares authorized), Class B (6 billion shares authorized) and Dreyfus Class (8 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to Shareholder Services Plans. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2019, sub-accounting service fees amounted to $423,669 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

16

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,785,949,027
Level 3 - Significant Unobservable Inputs	-
Total	1,785,949,027

† See Statement of Investments for additional detailed categorizations.

At May 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

Each tax year in three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

18

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2019, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing its shares,

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of its average daily net assets. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2019, Class A shares were charged $7,754 pursuant to the Service Plan.

Effective May 31, 2019, the Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act with respect to Class A shares of the fund was terminated and the fund (adopted a non-Rule 12b-1 Shareholder Services Plan (the “Compensation Shareholder Services Plan’) with respect to its Class A shares, pursuant to which the fund will pay the Distributor 0.20% for the provision of certain services to the holders of Class A shares.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2019, Class B shares were charged $1,702,280 pursuant to the Distribution Plan.

(c) Under the Reimbursement Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Reimbursement Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31,

20

2019, Class A and Dreyfus Class shares were charged $1,669 and $0, respectively, pursuant to the Reimbursement Shareholder Services Plan.

Effective May 31, 2019, the fund amended its existing Reimbursement Shareholder Services Plan with respect to its Class A shares, pursuant to which the fund will reimburse the Distributor an amount not to exceed 0.05% for certain allocated expenses of providing certain services to the holders of Class A shares.

Under the Compensation Shareholder Services Plan with respect to Class B (the “Class B Compensation Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Adviser had also undertaken from December 1, 2018 through May 31, 2019 to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2019, Class B shares were charged $2,118,344 pursuant to the Class B Compensation Shareholder Services Plan, of which $147,044 was reimbursed by the Adviser.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2019, the fund was charged $11,640 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2019, the fund was charged $23,598 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,837.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2019, the fund was charged $649 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2019, the fund was charged $5,044 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $763,263, Distribution Plan fees $271,655, Shareholder Services Plan fees $405,735, custodian fees $14,599, Chief Compliance Officer fees $4,090 and transfer agency fees $4,307, which are offset against an expense reimbursement currently in effect in the amount of $3,125.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

NOTES

23

NOTES

24

NOTES

25

For More Information

General Government Securities Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: GGSXX Class B: GSBXX Dreyfus Class: GGDXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@dreyfus.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0975SA0519

General Treasury Securities Money Market Fund

SEMIANNUAL REPORT

May 31, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Treasury Securities Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for, General Treasury Securities Money Market Fund, covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases, and this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied. Bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 17, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, General Treasury Securities Money Market Fund’s Class A shares produced an annualized yield of 1.65%, Class B shares yielded 1.40%, and Dreyfus Class shares yielded 1.82%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced annualized effective yields of 1.66%, 1.40%, and 1.84%, respectively.1

Yields of money market instruments climbed over the reporting period in response to one increase in short-term interest rates from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets in U.S. Treasury securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash), and typically invests exclusively in U.S. Treasury securities.

The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisors about the taxation of the fund’s dividend income in their state and locality.

Fed Puts Rate Hikes on Pause, Economic Growth Remains Steady

The reporting period began amid investor concerns about wavering economic growth and the possibility that the Fed would be too aggressive in raising short-term interest rates. A shift in the Fed’s stance early in the reporting period, however, eased investor worries and provided a boost to capital markets.

The Fed last raised short-term interest rates in December 2018, prior to shifting to its more accommodative stance. That rate hike brought the federal funds target range to 2.25%-2.50%. Unemployment ticked up to 3.9% in December 2018, while job creation remained strong, with new positions numbering 227,000. Gross domestic product (GDP) data released during the month showed that third-quarter economic growth amounted to 3.4%.

In January 2019, the unemployment rate rose to 4.0%, and the economy generated 312,000 new jobs, while the core personal consumption expenditures (PCE) index fell to 1.8% from 2.0% in

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

December 2018. In addition, the Fed indicated that it would pause its interest-rate-hike plans, making future hikes more data-dependent.

In February 2019, unemployment fell to 3.8%, and job creation fell to just 56,000. The unemployment rate remained unchanged in March 2019, while new jobs rebounded to 153,000, and the PCE index fell further to 1.5%. April 2019 experienced a further drop in unemployment to 3.6%, while job creation improved to 216,000. The second estimate for first-quarter 2019 GDP showed that the economy grew at a rate of 3.1%. In May 2019, the unemployment rate held steady at 3.6%, but job creation slumped to just an estimated 72,000.

Fed Backs Off Hawkish Stance

The Fed shifted its policy stance during the reporting period, implementing one rate hike in December 2018 to bring the overnight federal funds rate to between 2.25% and 2.50%. But Fed officials also indicated that further increases would be “data-dependent.” Although the Fed also continued to tighten monetary conditions by further reducing its balance sheet through the sale of U.S. government securities, it also indicated that this program would end in September 2019.

In this interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is in line with industry averages. As always, we have retained our longstanding focus on quality and liquidity.

June 17, 2019

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, Class B yields would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Securities Money Market Fund from December 1, 2018 to May 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2019
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$4.21	$5.15	$3.01
Ending value (after expenses)	$1,008.30	$1,007.00	$1,009.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2019
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$4.23	$5.19	$3.02
Ending value (after expenses)	$1,020.74	$1,019.80	$1,021.94

† Expenses are equal to the fund’s annualized expense ratio of .84% for Class A, 1.03% for Class B and .60% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2019 (Unaudited)

U.S. Treasury Notes - 21.3%	Annualized Yield (%)	Principal Amount($)		Value($)
8/15/19	8.13	100,000,000		101,142,604
6/30/19	1.25	100,000,000		99,904,313
6/30/19	1.63	33,000,000		32,979,902
8/15/19	3.63	50,000,000		50,113,416
9/30/19	1.75	50,000,000		49,888,867
10/31/19	1.50	90,000,000		89,630,077
Total U.S. Treasury Notes (cost $423,659,179)				423,659,179
U.S. Treasury Bills - 63.4%
6/4/19	2.41	61,000,000	[a]	60,987,927
6/11/19	2.39	100,000,000	[a]	99,934,583
6/13/19	2.41	2,000,000	[a]	1,998,417
6/25/19	2.39	555,000,000	[a]	554,129,125
6/27/19	2.41	4,000,000	[a]	3,993,139
7/2/19	2.42	200,000,000	[a]	199,590,111
7/5/19	2.39	17,000,000	[a]	16,962,269
7/11/19	2.39	15,000,000	[a]	14,960,833
7/18/19	2.39	13,000,000	[a]	12,960,115
8/1/19	2.33	17,000,000	[a]	16,934,035
8/8/19	2.44	127,000,000	[a]	126,425,542
8/15/19	2.38	2,000,000	[a]	1,990,250
9/5/19	2.34	72,000,000	[a]	71,559,120
9/12/19	2.33	30,000,000	[a]	29,804,300
10/17/19	2.45	50,000,000	[a]	49,541,917
Total U.S. Treasury Bills (cost $1,261,771,683)				1,261,771,683
U.S. Treasury Floating Rate Notes - 15.0%
6/4/19, 3 Month U.S. T-BILL FLAT	2.32	110,000,000	[b]	109,977,184
6/4/19, 3 Month U.S. T-BILL +.03%	2.36	40,000,000	[b]	40,001,965
6/4/19, 3 Month U.S. T-BILL +.05%	2.37	50,000,000	[b]	49,929,612
6/4/19, 3 Month U.S. T-BILL +.14%	2.49	100,000,000	[b]	100,006,110
Total U.S. Treasury Floating Rate Notes (cost $299,914,871)				299,914,871
Total Investments (cost $1,985,345,733)		99.7%		1,985,345,733
Cash and Receivables (Net)		.3%		5,831,686
Net Assets		100.0%		1,991,177,419

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

6

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	99.7
99.7

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,985,345,733	1,985,345,733
Cash		2,384,499
Interest receivable		4,572,768
Receivable for shares of Common Stock subscribed		237,448
Prepaid expenses		492,436
		1,993,032,884
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		1,401,838
Payable for shares of Common Stock redeemed		378,938
Directors fees and expenses payable		10,656
Accrued expenses		64,033
		1,855,465
Net Assets ($)		1,991,177,419
Composition of Net Assets ($):
Paid-in capital		1,991,221,663
Total distributable earnings (loss)		(44,244)
Net Assets ($)		1,991,177,419

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	9,471,100	1,348,798,141	632,908,178
Shares Outstanding	9,471,271	1,348,828,560	632,635,948
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	24,638,796
Expenses:
Management fee—Note 2(a)	5,081,345
Shareholder servicing costs—Note 1 and Note 2(c)	2,261,775
Distribution, service and prospectus fees—Note 2(b)	1,418,840
Registration fees	418,728
Directors’ fees and expenses—Note 2(d)	58,400
Professional fees	36,672
Prospectus and shareholders’ reports	24,775
Custodian fees—Note 2(c)	16,277
Miscellaneous	21,408
Total Expenses	9,338,220
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(201,360)
Less—reduction in fees due to earnings credits—Note 2(c)	(2,633)
Net Expenses	9,134,227
Investment Income—Net	15,504,569
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(5,683)
Net Increase in Net Assets Resulting from Operations	15,498,886

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations ($):
Investment income—net	15,504,569	21,583,311
Net realized gain (loss) on investments	(5,683)	(38,561)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,498,886	21,544,750
Distributions ($):
Distributions to shareholders:
Class A	(89,213)	(116,840)
Class B	(9,763,153)	(12,520,541)
Dreyfus Class	(5,652,203)	(9,015,343)
Total Distributions	(15,504,569)	(21,652,724)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	2,115,419	8,119,908
Class B	1,541,963,069	3,948,131,386
Dreyfus Class	1,573,846,147	2,431,590,746
Distributions reinvested:
Class A	88,199	115,506
Class B	9,412,382	12,191,803
Dreyfus Class	3,980,161	3,987,132
Cost of shares redeemed:
Class A	(4,152,421)	(6,597,363)
Class B	(1,739,254,476)	(4,220,460,516)
Dreyfus Class	(1,606,966,181)	(2,255,068,628)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(218,967,701)	(77,990,026)
Total Increase (Decrease) in Net Assets	(218,973,384)	(78,098,000)
Net Assets ($):
Beginning of Period	2,210,150,803	2,288,248,803
End of Period	1,991,177,419	2,210,150,803

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2019	Year Ended November 30,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.010	.001	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.008)	(.010)	(.001)	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.83[b]	1.02	.13	.01	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[d]	.80	.84	.74	.76	.74
Ratio of net expenses to average net assets	.84[d]	.80	.75	.26	.04	.04
Ratio of net investment income to average net assets	1.65[d]	1.04	.13	.01	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	9,471	11,420	9,783	8,810	18,730	24,175

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2019		Year Ended November 30,
Class B Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.007	.008	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.007)	(.008)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.70[b]	.76	.03	.01	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[d]	1.05	1.05	1.03	1.03	1.03
Ratio of net expenses to average net assets	1.03[d]	1.03	.74	.30	.04	.04
Ratio of net investment income to average net assets	1.39[d]	.73	.02	.01	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	1,348,798	1,536,681	1,796,885	3,381,129	2,879,958	2,376,010

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

12

	Six Months Ended
	May 31, 2019	Year Ended November 30,
Dreyfus Class Shares	(Unaudited)	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.012	.002	.000[b]
Distributions:
Dividends from investment income—net	(.009)	(.012)	(.002)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	.91[c]	1.20	.22	.01[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60[d]	.59	.62	.61[d]
Ratio of net expenses to average net assets	.60[d]	.59	.57	.32[d]
Ratio of net investment income to average net assets	1.82[d]	1.18	.21	.01[d]
Net Assets, end of period ($ x 1,000)	632,908	662,050	481,581	551,866

a From December 4, 2015 (commencement of initial offering) to November 30, 2016.

b  Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 17 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (1 billion shares authorized), Class B (8 billion shares authorized) and Dreyfus Class (8 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to Shareholder Services Plans. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2019, sub-accounting service fees amounted to $350,378 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

14

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,985,345,733
Level 3 - Significant Unobservable Inputs	-
Total	1,985,345,733

† See Statement of Investments for additional detailed categorizations.

At May 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such

16

dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $38,561 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2018. These short–term capital losses can be carried forward for an unlimited period.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”).

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2019, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing its shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of its average daily net assets. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to

18

actual expenses incurred. During the period ended May 31, 2019, Class A shares were charged $10,885 pursuant to the Service Plan.

Effective May 31, 2019, the Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act with respect to Class A shares of the fund was terminated and the fund (adopted a non-Rule 12b-1 Shareholder Services Plan (the “Compensation Shareholder Services Plan’) with respect to its Class A shares, pursuant to which the fund will pay the Distributor 0.20% for the provision of certain services to the holders of Class A shares.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2019, Class B shares were charged $1,407,955 pursuant to the Distribution Plan.

(c) Under the Reimbursement Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Reimbursement Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2019, Class A and Dreyfus Class shares were charged $4,132 and $107,968, respectively, pursuant to the Reimbursement Shareholder Services Plan.

Effective May 31, 2019, the fund amended its existing Reimbursement Shareholder Services Plan with respect to its Class A shares, pursuant to which the fund will reimburse the Distributor an amount not to exceed 0.05% for certain allocated expenses of providing certain services to the holders of Class A shares.

Dreyfus had undertaken from December 1, 2018 through May 31, 2019 to reduce the expenses of Class A shares, if the aggregate expenses of Class A shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of .80% of the value of the average daily net assets of Class A shares. Such expense limitations are voluntary,

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

temporary and may be revised or terminated at any time. During the period ended November 30, 2018, there was no reduction pursuant to the Reimbursement Shareholder Services Plan.

Under the Compensation Shareholder Services Plan with respect to Class B (the “Class B Compensation Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Adviser had also undertaken from December 1, 2018 through May 31, 2019 to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2019, Class B shares were charged $1,751,899 pursuant to the Class B Compensation Shareholder Services Plan, of which $201,360 was reimbursed by the Adviser.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2019, the fund was charged $41,263 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

20

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2019, the fund was charged $16,277 pursuant to the custody agreement. These fees were partially offset by earnings credits of $2,630.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2019, the fund was charged $2,014 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits of $3.

During the period ended May 31, 2019, the fund was charged $5,044 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $837,567, Distribution Plan fees $230,523, Shareholder Services Plan fees $343,313, custodian fees $11,062, Chief Compliance Officer fees $4,090 and transfer agency fees $15,813, which are offset against an expense reimbursement currently in effect in the amount of $40,530.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

21

For More Information

General Treasury Securities Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: GTAXX Class B: GTBXX Dreyfus Class: GTFXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0387SA0519

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Fund, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 26, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      July 26, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)